Cost of sales (Tables)	3 Months Ended
Mar. 31, 2024
Cost of sales [abstract]
Schedule of cost of sales

	Three months ended
	March 31,	March 31,
	2024	2023*
	$’000	$’000

Power generation	88,820	115,290
Depreciation (note 13)(a)	73,771	103,615
Tower repairs and maintenance	15,579	27,864
Amortization (note 14)	9,963	11,254
Security services	7,839	12,798
Site regulatory permits	7,565	10,960
Staff costs	6,890	9,790
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	3,060	4,146
Short-term rental	2,594	3,583
Travel costs	1,675	3,480
Insurance	1,191	1,307
Vehicle maintenance and repairs	438	563
Professional fees	402	541
Other(b)	34,503	1,458
	254,290	306,649

*Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.

(a)	Presented net of related indirect tax receivable in Brazil of $0.4 million in 2024. Refer to note 13.
(b)	Included in “Other” for the three months ended March 31, 2024, are $32.1 million in foreign exchange losses on cost of sales (three months ended March 31, 2023: foreign exchange gains on cost of sales of $0.3 million).